Consolidated Statements of Operations (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Feb. 29, 2012	Feb. 28, 2011	Feb. 29, 2012	Feb. 28, 2011	May 31, 2011	May 31, 2010
SALES	$ 1,315,625	$ 1,517,927	$ 2,921,179	$ 3,622,148	$ 4,634,359	$ 4,192,845
COST OF GOODS SOLD	931,170	1,031,956	2,291,115	2,577,294	3,369,178	3,382,110
GROSS PROFIT	384,455	485,971	630,064	1,044,854	1,265,181	810,735
SELLING, GENERAL AND ADMINISTRATIVE	846,549	752,229	3,417,216	2,034,483	3,083,952	2,426,468
DEPRECIATION AND AMORTIZATION	54,696	60,551	164,088	169,943	228,639	254,516
LOSS FROM OPERATIONS BEFORE INCOME TAXES AND INTEREST	(516,790)	(326,809)	(2,951,240)	(1,159,572)	(2,047,410)	(1,870,249)
OTHER INCOME( EXPENSES):
Interest income (expense) and other income	(145,656)	(83,747)	(484,442)	(357,194)	(492,257)	(421,365)
LOSS FROM OPERATIONS BEFORE INCOME TAXES	(662,446)	(410,556)	(3,435,682)	(1,516,766)	(2,539,667)	(2,291,614)
NET LOSS	(662,446)	(410,556)	(3,435,682)	(1,516,766)	(2,539,667)	(2,291,614)
LESS PREFERRED STOCK DIVIDEND	0	0	0	0		(267,936)
NET LOSS APPLICABLE TO COMMON SHARES	$ (662,446)	$ (410,556)	$ (3,435,682)	$ (1,516,766)	$ (2,539,667)	$ (2,559,550)
LOSS APPLICABLE PER COMMON SHARE
Basic (in Dollars per share)	$ (0.03)	$ (0.02)	$ (0.14)	$ (0.06)	$ (0.11)	$ (0.23)
Diluted (in Dollars per share)	$ (0.03)	$ (0.02)	$ (0.14)	$ (0.06)	$ (0.11)	$ (0.23)
WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING:
basic (in Shares)	26,492,982	24,167,816	25,346,649	24,054,066	24,022,649	11,079,649
diluted (in Shares)	26,492,982	24,167,816	25,346,649	24,054,066	24,022,649	11,079,649